Lease - Amounts recognised in income statement and cash flows statement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Leases
Interest expense (included in net finance cost)	R 1,488	R 1,465	R 871
Expense relating to short-term leases	423	757
Expense relating to leases of low-value assets that are not shown above as short-term leases	65	33
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)	58	64
Impairment of right of use assets	33	3,322
Depreciation of right of use assets	2,317	2,294
Total cash outflow on leases	3,882	4,048	R 1,108
Land
Leases
Depreciation of right of use assets	11	25
Buildings and improvements
Leases
Depreciation of right of use assets	694	662
Plant, equipment and vehicles
Leases
Depreciation of right of use assets	1,607	1,605
Mineral assets
Leases
Depreciation of right of use assets	R 5	R 2